Related Parties and Others	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related Parties and Others
28.	Related Parties and Others

(a)	Related parties

Related parties for the periods presented are as follows:

Classification	Description
Associates(*)	Paju Electric Glass Co., Ltd. and others
Subsidiaries of Associates	AVATEC Electronics Yantai Co., Ltd. and others
Entity that has significant influence over the Controlling Company	LG Electronics Inc.
Subsidiaries of the entity that has significant influence over the Controlling Company	Subsidiaries of LG Electronics Inc.

(*)	Details of associates are described in note 8.

(b)	Significant transactions such as sales of goods and purchases of raw material and outsourcing service and others, which occurred in the normal course of business with related parties for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)	2015
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Joint Venture
Suzhou Raken Technology Co., Ltd.	~~W~~	143,125	—	—	—	—	361
Associates and their subsidiaries
New Optics Ltd.	~~W~~	92	—	47,404	—	5,880	441
New Optics USA, Inc.		—	—	—	—	29,475	—
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.)		9	—	49	42,007	—	122

(In millions of won)	2015
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
TLI Inc.	~~W~~	—	101	84,732	—	—	929
AVACO Co., Ltd.		—	128	1,826	82,797	—	6,223
AVATEC Co., Ltd.		—	530	278	—	52,097	1,599
AVATEC Electronics Yantai Co., Ltd.		—	—	—	—	—	761
Paju Electric Glass Co., Ltd.		—	24,058	425,314	—	—	2,772
Shinbo Electric Co., Ltd.		284,255	—	473,484	—	97,736	83
Narenanotech Corporation		3	—	634	20,515	—	643
Glonix Co., Ltd.		8	—	4,581	—	—	227
ADP System Co., Ltd.		—	—	2,465	2,853	—	629
YAS Co., Ltd.		9	—	810	20,324	—	974
LB Gemini New Growth Fund No. 16		—	760	—	—	—	—

	~~W~~	284,376	25,577	1,041,577	168,496	185,188	15,403

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	1,694,039	—	39,791	255,046	—	133,536
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	156,428	—	—	—	—	131
LG Electronics Vietnam Haiphong Co., Ltd.		95,626	—	—	—	—	—
LG Electronics Thailand Co., Ltd.		12,902	—	—	—	—	188
LG Electronics Nanjing Display Co., Ltd.		182,302	—	—	—	—	2,200

(In millions of won)	2015
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics RUS, LLC	~~W~~	198,897	—	—	—	—	420
LG Electronics do Brasil Ltda.		298,679	—	—	—	—	490
LG Electronics (Kunshan) Computer Co., Ltd.		9,282	—	—	—	—	—
LG Innotek Co., Ltd.		5,647	—	299,033	—	—	44,691
Qingdao LG Inspur Digital Communication Co., Ltd.		271,405	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		286,420	—	—	—	—	—
LG Electronics Mexicali, S.A. DE C.V.		160,842	—	—	—	—	—
LG Electronics Mlawa Sp. z o.o.		448,468	—	—	—	—	1,371
LG Electronics Shenyang Inc.		109,844	—	—	—	—	4
LG Electronics Taiwan Taipei Co., Ltd.		13,050	—	—	—	—	—
LG Electronics Wroclaw Sp. z o.o.		523,623	—	—	—	—	298
LG Hitachi Water Solutions Co., Ltd.		—	—	—	40,436	—	5,664
LG Electronics Reynosa, S.A. DE C.V.		1,020,471	—	—	—	—	9
Hi Entech Co., Ltd.		—	—	—	—	—	24,963
Hi Logistics Co., Ltd.		34	—	—	—	—	24,832
Hi Logistics (China) Co., Ltd.		—	—	—	—	—	7,183
Hientech (Tianjin) Co., Ltd.		—	—	—	—	—	19,149
LG Electronics U.S.A., Inc.		5,305	—	—	—	—	868
Others		12	—	2	—	—	8,567

	~~W~~	3,799,237	—	299,035	40,436	—	141,028

	~~W~~	5,920,777	25,577	1,380,403	463,978	185,188	290,328

(In millions of won)	2016
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Joint Venture
Suzhou Raken Technology Co., Ltd.(*1)	~~W~~	59,388	29,902	—	—	—	543
Associates and their subsidiaries
New Optics Ltd.	~~W~~	2,469	—	50,372	—	7,569	255
New Optics USA, Inc.		—	—	—	—	509	—
NEWOPTIX RS. SA DE CV		33	—	—	—	—	—
INVENIA Co., Ltd.		54	—	1,429	48,398	—	261
TLI Inc.(*2)		—	101	57,429	—	—	2,238
AVACO Co., Ltd.(*2)		—	128	703	31,299	—	1,373
AVATEC Co., Ltd.		—	265	—	—	70,196	1,027
Paju Electric Glass Co., Ltd.		—	21,030	453,463	—	—	3,674
Shinbo Electric Co., Ltd.		204,637	—	355,607	—	2,449	1,097
Narenanotech Corporation		17	—	513	24,821	—	909
WooRee E&L Co., Ltd.		—	—	—	—	—	32
YAS Co., Ltd.		44	—	2,076	80,836	—	1,758
LB Gemini New Growth Fund No. 16		—	8,394	—	—	—	—

	~~W~~	207,254	29,918	921,592	185,354	80,723	12,624

(In millions of won)	2016
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	1,580,279	—	23,047	538,175	—	103,158
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	75,591	—	—	—	—	69
LG Electronics Vietnam Haiphong Co., Ltd.		162,893	—	—	—	—	141
LG Electronics Nanjing New Technology Co., Ltd.		229,773	—	—	293	—	1,876
LG Electronics RUS, LLC		127,316	—	—	—	—	2,993
LG Electronics do Brasil Ltda.		133,903	—	—	—	—	3,430
LG Innotek Co., Ltd.		11,503	—	209,878	—	—	9,873
Qingdao LG Inspur Digital Communication Co., Ltd.		47,804	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		370,966	—	—	—	—	5
LG Electronics Mexicalli, S.A. DE C.V.		210,021	—	—	—	—	77
LG Electronics Mlawa Sp. z o.o.		709,558	—	—	—	—	895
LG Electronics Taiwan Taipei Co., Ltd.		11,919	—	—	—	—	27

(In millions of won)	2016
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics Wroclaw Sp. z o.o.	~~W~~	290,785	—	—	—	—	99
LG Hitachi Water Solutions Co., Ltd.		—	—	—	167,987	—	2,782
LG Electronics Reynosa, S.A. DE C.V.		1,074,790	—	—	—	—	1,907
LG Electronics Almaty Kazakhstan		15,953	—	—	—	—	33
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	—	4,994	—	259
Hi Entech Co., Ltd.		—	—	—	—	—	25,365
Hientech (Tianjin) Co., Ltd.		—	—	—	28,587	—	10,613
LG Electronics S.A. (Pty) Ltd		21,236	—	—	—	—	39
Others		2,289	—	—	—	—	4,094

	~~W~~	3,496,300	—	209,878	201,861	—	64,577

	~~W~~	5,343,221	59,820	1,154,517	925,390	80,723	180,902

(*1)	Represents transactions occurred prior to exchange of equity interests.
(*2)	Represent transactions occurred prior to disposal of the entire investments.

(In millions of won)	2017
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates and their subsidiaries
New Optics Ltd. (*)	~~W~~	1	—	—	—	4	6
INVENIA Co., Ltd.		—	—	1,862	66,548	—	2,259
AVATEC Co., Ltd.		—	530	—	—	90,785	720
Paju Electric Glass Co., Ltd.		—	8,109	380,815	—	—	4,225
Shinbo Electric Co., Ltd. (*)		15,812	—	—	—	—	21
Narenanotech Corporation (*)		—	—	279	21,727	—	244
WooRee E&L Co., Ltd.		—	—	—	—	—	175
YAS Co., Ltd.		—	—	6,347	69,243	—	2,474

	~~W~~	15,813	8,639	389,303	157,518	90,789	10,124

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	1,689,381	—	47,898	906,427	—	109,865

Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	71,597	—	—	—	—	163
LG Electronics Vietnam Haiphong Co., Ltd.		205,934	—	—	8,892	—	198

(In millions of won)	2017
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics Nanjing New Technology Co., Ltd.	~~W~~	300,785	—	—	245	—	379
LG Electronics RUS, LLC		103,479	—	—	—	—	963
LG Electronics do Brasil Ltda.		228,821	—	—	—	—	430
LG Innotek Co., Ltd.		14,836	—	199,896	—	—	5,692
Qingdao LG Inspur Digital Communication Co., Ltd.		77,787	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		230,832	—	—	—	—	—
LG Electronics Mexicalli, S.A. DE C.V.		319,772	—	—	—	—	186
LG Electronics Mlawa Sp. z o.o.		847,565	—	—	—	—	985
LG Electronics Taiwan Taipei Co., Ltd.		13,693	—	—	—	—	164
LG Hitachi Water Solutions Co., Ltd.		—	—	—	318,978	—	1,532
LG Electronics Reynosa, S.A. DE C.V.		1,287,340	—	—	—	—	1,926
LG Electronics Almaty Kazakhstan		14,079	—	—	—	—	53
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	255	3,744	—	2,621
HiEntech Co., Ltd.		—	—	—	6,991	—	34,432
Hientech (Tianjin) Co., Ltd.		—	—	—	21,838	—	11,822
LG Electronics S.A. (Pty) Ltd.		14,155	—	—	—	—	25
Others		857	—	3	14	—	7,264

	~~W~~	3,731,532	—	200,154	360,702	—	68,835

	~~W~~	5,436,726	8,639	637,355	1,424,647	90,789	188,824

(*)	Represents transactions occurred prior to disposal of the entire investments.

(c)	Trade accounts and notes receivable and payable as of December 31, 2016 and 2017 are as follows:

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2016		December 31, 2017	December 31, 2016	December 31, 2017
Associates and their subsidiaries
New Optics Ltd. (*)	~~W~~	1,000	—	8,616	—
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.)		833	2,375	6,515	18,662
AVATEC Co., Ltd.		—	—	5,190	2,949
Paju Electric Glass Co., Ltd.		—	—	71,685	60,141
Shinbo Electric Co., Ltd.		85,011	—	64,693	—
Narenanotech Corporation (*)		300	—	2,826	—
WooRee E&L Co., Ltd.		—	—	—	61
YAS Co., Ltd.		833	375	3,531	6,474

	~~W~~	87,977	2,750	163,056	88,287

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	357,577	550,335	160,309	257,071
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics do Brasil Ltda.	~~W~~	14,299	19,091	27	10
LG Electronics RUS, LLC		47,686	25,102	—	80
LG Innotek Co., Ltd.		1,070	407	50,919	62,675
Qingdao LG Inspur Digital Communication Co., Ltd.		7,007	13,061	—	—

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2016		December 31, 2017	December 31, 2016	December 31, 2017
Inspur LG Digital Mobile Communications Co., Ltd.	~~W~~	72,963	55,278	5	—
LG Electronics Mexicali, S.A. DE C.V.		11,959	29,440	13	—
LG Electronics Mlawa Sp. z o.o.		222,480	136,874	27	25
LG Electronics Nanjing New Technology Co., Ltd.		51,794	46,373	78	699
LG Electronics Reynosa, S.A. DE C.V.		93,873	137,413	259	82
LG Electronics Vietnam Haiphong Co., Ltd.		35,121	36,017	7	3,917
LG Hitachi Water Solutions Co., Ltd.		—	—	108,119	154,864
Hientech (Tianjin) Co., Ltd.		—	—	3,746	5,600
HiEntech Co., Ltd.		—	—	4,080	6,679
Others		46,735	10,648	2,962	1,715

	~~W~~	604,987	509,704	170,242	236,346

	~~W~~	1,050,541	1,062,789	493,607	581,704

(*)	Excluded from related parties due to disposal of equity investments during the year ended December 31, 2017.

(d)	Details of significant cash transactions such as loans and collection of loans, which occurred in the normal course of business with related parties for the years ended December 31, 2016 and 2017 are as follows:

(In millions of won)
	Loans(*)
Associates	January 1, 2016		Increase	Decrease	December 31, 2016
New Optics Ltd.	~~W~~	—	1,000	—	1,000
INVENIA Co., Ltd.		1,000	—	167	833
Narenanotech Corporation		300	—	—	300
YAS Co., Ltd.		1,000	—	167	833

	~~W~~	2,300	1,000	334	2,966

(*)	Loans are presented based on nominal amounts.

(In millions of won)
	Loans(*1)
Associates	January 1, 2017		Increase	Decrease	December 31, 2017
New Optics Ltd.(*2)	~~W~~	1,000	—	125	875
INVENIA Co., Ltd.		833	2,000	458	2,375
Narenanotech Corporation(*2)		300	—	75	225
YAS Co., Ltd.		833	—	458	375

	~~W~~	2,966	2,000	1,116	3,850

(*1)	Loans are presented based on nominal amounts.

(*2) Excluded from related parties due to disposal of equity investments during the year ended December 31, 2017.

(e)	Key management personnel compensation

Compensation costs of key management for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	2015		2016	2017
Short-term benefits	~~W~~	2,940	2,323	3,724
Expenses related to the defined benefit plan		378	897	488

	~~W~~	3,318	3,220	4,212

Key management refers to the registered directors who have significant control and responsibilities over the Controlling Company’s operations and business.